UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21168

NEUBERGER BERMAN MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)

c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-000

(Address of Principal Executive Office – Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the dates set for the redemption.

(1) Title of Class of Securities of Neuberger Berman Municipal Fund Inc. (“Fund”) to be Redeemed:

Series A, Variable Rate Municipal Term Preferred Shares (VMTP Shares) (CUSIP #64124P 40 8), each with a liquidation preference of $100,000 per share.

(2) Date on Which the Securities are to be Redeemed:

The Fund intends to redeem the VMTP Shares on April 1, 2019.  The Fund reserves the right to postpone or cancel any such voluntary redemption in its sole discretion.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

The applicable provisions are in Section 11 of the Fund’s Articles Supplementary Creating and Fixing the Rights of Variable Rate Municipal Term Preferred Shares, Series A.

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem 90 Series A VMTP Shares.

SIGNATURE
Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf in the City of New York and the State of New York on the 28th day of March, 2019.

Neuberger Berman Municipal Fund Inc.

By:	/s/ Brian Kerrane
Name:	Brian Kerrane
Title:	Chief Operating Officer
and Vice President